Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 07, 2021
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Cash equivalents
Restricted cash	306,096		306,096
Federal deposit coverage limit	250,000		$ 250,000
Maturity days			185 years
Deferred tax liability	0		$ 0		156,593
Tax expense	52,000	$ 242,000	637,000	$ 242,000
Unrecognized tax benefits
Unrecognized tax benefits, accrued for the payment of interest and penalties
FDIC insured amount					$ 250,000
Term of restricted investments					185 days
Over-Allotment Option [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Number of additional units (in Shares)			3,600,000
Overallotment option vesting period					45 days
Common stock shares subscribed but not yet issued (in Shares)					3,600,000
Class A Common Stock [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Class A ordinary shares, shares subject to possible redemption outstanding (in Shares)	1,000,945		1,000,945		24,000,000	24,000,000
Warrants to purchase aggregate of common stock (in Shares)			20,700,000
Number of common stock into which the class of warrant or right may be converted (in Shares)					20,700,000		1